Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 1,272,898	¥ 1,470,701	¥ 1,348,391
Transfer from MUAH to Commercial segment		0
Provision for (reversal of) credit losses	237,990	8,148	277,995
Charge-offs	280,319	329,091	238,012
Recoveries collected	63,015	69,483	58,715
Net charge-offs	217,304	259,608	179,297
Other	72,637	53,657	23,612
Balance at end of fiscal year	1,366,221	1,272,898	1,470,701
Allowance for credit losses at acquisition	22,231
Effect of adopting new guidance on troubled debt restructurings and vintage disclosures
Financing Receivable, Allowance for Credit Losses [Line Items]
Other	18,869
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	719,589	934,086	734,577
Transfer from MUAH to Commercial segment		33,062
Provision for (reversal of) credit losses	66,240	(113,886)	236,659
Charge-offs	72,792	158,780	57,848
Recoveries collected	14,488	18,784	11,898
Net charge-offs	58,304	139,996	45,950
Other	17,989	6,323	8,800
Balance at end of fiscal year	745,514	719,589	934,086
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	59,747	69,887	82,893
Provision for (reversal of) credit losses	(1,500)	(9,511)	(10,899)
Charge-offs	1,289	645	2,121
Recoveries collected	6	16	14
Net charge-offs	1,283	629	2,107
Other	0	0	0
Balance at end of fiscal year	56,964	59,747	69,887
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	42,469	40,768	44,217
Provision for (reversal of) credit losses	21,927	19,236	15,473
Charge-offs	21,020	18,255	20,153
Recoveries collected	713	720	1,231
Net charge-offs	20,307	17,535	18,922
Other	(7,666)	0	0
Balance at end of fiscal year	36,423	42,469	40,768
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	30,365	30,365	131,755
Provision for (reversal of) credit losses			(101,112)
Charge-offs			19,208
Recoveries collected			9,532
Net charge-offs			9,676
Other			9,398
Balance at end of fiscal year	3,428	30,365	30,365
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	358,031	322,386	293,396
Provision for (reversal of) credit losses	117,553	70,729	90,514
Charge-offs	146,585	95,489	83,474
Recoveries collected	30,635	25,457	22,890
Net charge-offs	115,950	70,032	60,584
Other	54,837	34,948	(940)
Balance at end of fiscal year	414,471	358,031	322,386
Allowance for credit losses at acquisition	20,134
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	93,062	73,209	61,553
Transfer from MUAH to Commercial segment		(33,062)
Provision for (reversal of) credit losses	33,770	41,580	47,360
Charge-offs	38,633	55,922	55,208
Recoveries collected	17,173	24,506	13,150
Net charge-offs	21,460	31,416	42,058
Other	7,477	12,386	6,354
Balance at end of fiscal year	112,849	93,062	73,209
Allowance for credit losses at acquisition	¥ 2,097
Unallocated Financing Receivables, Excluding MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year		¥ 103,574
Balance at end of fiscal year			¥ 103,574